Asset and Goodwill Impairment Testing - Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Discount rate	6.00%	5.90%
Long-term foreign exchange rate	1 U.S. to 1.25 Canadian dollars	1 U.S. to 1.25 Canadian dollars
Inflation rate	2.00%	2.00%
Steelmaking Coal [member]
Disclosure of information for cash-generating units [line items]
Key assumptions used in asset impairment, asset impairment reversal and goodwill impairment	Current price used in initial year, decreased to a long-term price in 2023 of US$150 per tonne	Current price used in initial year, decreased to a long-term price in 2022 of US$140 per tonne
Copper [member]
Disclosure of information for cash-generating units [line items]
Key assumptions used in asset impairment, asset impairment reversal and goodwill impairment	Current price used in initial year, increased to a long-term price in 2023 of US$3.00 per pound	Current price used in initial year, decreased to a long-term price in 2022 of US$3.00 per pound